Fair Value Measurement of Financial Instruments - Financial Assets And Liabilities Measured At Fair Value (Detail) - Fair Value, Measurements, Recurring $ in Thousands	Dec. 31, 2018 USD ($)
Liabilities:
Redeemable common stock liability	$ 6,762
Redeemable common stock liability
Liabilities:
Redeemable common stock liability	6,762
Fair Value, Inputs, Level 3
Liabilities:
Redeemable common stock liability	6,762
Fair Value, Inputs, Level 3 | Redeemable common stock liability
Liabilities:
Redeemable common stock liability	$ 6,762